Summary of Significant Accounting Policies (Schedule of Finite Lived Assets) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Finite-lived assets:
Intangibles, net	$ 2,960,000
Customer Lists [Member]
Finite-lived assets:
Intangibles, net	881,000
Chinese vendor from Interlock [Member]
Finite-lived assets:
Intangibles, net	479,000
Noncompete Agreements [Member]
Finite-lived assets:
Intangibles, net	$ 1,600,000